Transactions and Balances with Related Parties (Schedule of Debts and Loans to Related and Interested Parties) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2010
Disclosure of transactions between related parties [line items]
Interest rate		3.50%	3.50%		3.43%
Linkage base		EURIBOR	EURIBOR
Dori Energy [Member]
Disclosure of transactions between related parties [line items]
Interest rate	[1]	8.50%
Linkage base		NIS+CPI
Debts and loans to related and intrested parites		€ 13,025	€ 12,704
Interest income recognized in statement of income		€ 1,158	€ 1,243	€ 1,247

[1]	See note 6A